Debt - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2019	Dec. 31, 2014	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2018
Line of Credit Facility [Line Items]
Term loan facility interest expense incurred				$ 0.0	$ 0.8
Term loan facility accrued interest				$ 0.0		$ 0.0		$ 0.0
2018 Loan
Line of Credit Facility [Line Items]
Term loan facility maximum borrowing capacity											$ 45.0
Term loan facility unused borrowing capacity		$ 10.0
Term loan facility borrowings during the period		35.0
Payment of issuance costs		1.1
Proceeds from term loan facility		$ 33.9
Term loan facility term		5 years
Term loan facility interest rate description		LIBOR plus 6.55%
Term loan facility interest rate		6.55%
Term loan facility interest expense incurred						$ 1.5	$ 1.6	3.3	$ 3.5	$ 3.7
Term loan facility accrued interest								$ 0.0	$ 0.0
Repayments of term loan facility	$ 35.0
Payments of accrued interest and prepayment fees	$ 1.2
2014 Loan
Line of Credit Facility [Line Items]
Term loan facility maximum borrowing capacity			$ 20.0
Term loan facility interest rate description			8.75% plus LIBOR
Term loan facility interest rate			8.75%
Term loan facility payment terms			The 2014 Loan was to be repaid in forty-eight monthly installments commencing on September 1, 2016; the first fifteen payments were interest only, followed by thirty-three equal monthly payments of principal and interest.
2014 Loan | Minimum [Member]
Line of Credit Facility [Line Items]
Term loan facility interest rate			9.75%